CONCENTRATION AND CREDIT RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash, FDIC insured amount	$ 250,000
Cash	0	$ 0
Total revenue	1,835,773	472,435
Accounts receivables	167,213
Movie Distribution [Member]
Product Information [Line Items]
Total revenue	1,250,000
Consulting Services [Member]
Product Information [Line Items]
Total revenue	504,750	$ 136,000
Customer One [Member] | Movie Distribution [Member]
Product Information [Line Items]
Total revenue	1,250,000
Customer Two [Member] | Consulting Services [Member]
Product Information [Line Items]
Total revenue	$ 270,750
Revenue from Contract with Customer Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Total revenue	$ 1,520,750
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Accounts receivables	$ 165,750